Cash and stock-based compensation plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)				1,812
Outstanding Shares (ending balance)		0	534	1,812
Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	84,862	90,829	82,005
Granted Shares	28,500	28,500	32,317
Vested Shares	(35,026)	(34,467)	(23,493)
Outstanding Shares (ending balance)	78,336	84,862	90,829
Expected to vest Shares	78,336
Outstanding Weighted average grant date fair value	$ 20.10	$ 17.32	$ 14.59
Granted - Weighted average grant date fair value	$ 30.25	$ 25.00	$ 22.09
Vested - Weighted average grant date fair value	$ 18.80	$ 16.84	$ 14.35
Outstanding Weighted average grant date fair value	$ 24.37	$ 20.10	$ 17.32
Expected to vest Weighted average grant date fair value	$ 24.37